Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Annual Minimum Compensation For Terms Of Employment Agreements [Table Text Block]
Annual minimum compensation for the terms of the employment agreements for terms greater than one year, as amended, is as follows:

2014 (6 Months)	$642,048
2015	724,118
2016	448,000
2017	340,000
2018	62,000
Total	$2,216,166